Investment at FVTPL (Details Narrative) - USD ($)	Feb. 28, 2023	Aug. 31, 2022	Aug. 25, 2020
IfrsStatementLineItems [Line Items]
Investment	$ 2,629,851	$ 2,629,851
One up group, LLC [member]
IfrsStatementLineItems [Line Items]
Percentage of voting equity interests acquired			20.48%
Investment	$ 2,629,851	$ 2,629,851